IMPAIRMENT - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Impairment
Goodwill		$ 0	$ 0
Goodwill impairment	$ 149,217